Stock-Based Compensation (Details) - USD ($)		3 Months Ended	9 Months Ended
	Mar. 06, 2024	Sep. 30, 2024	Sep. 30, 2024
Stock-Based Compensation [Line Items]
Weighted average price (in Dollars per share)		$ 15	$ 15
Total issued and outstanding capital stock rate			1.00%
Compensation expense (in Dollars)		$ 1,503,130	$ 7,101,818
Unrecognized compensation expense (in Dollars)		$ 2,793,933	$ 2,793,933
Expected remaining years			2 years 6 months
Fair Value Inputs Level1 [Member]
Stock-Based Compensation [Line Items]
Fair value per share (in Dollars per share)			$ 6.97
Vendors [Member]
Stock-Based Compensation [Line Items]
Equity compensation		375,000	120,707
Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Weighted average price (in Dollars per share)		$ 12.5	$ 12.5
Total issued and outstanding capital stock rate			1.00%
2024 Omnibus Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Outstanding shares	3,220,400
Rate of outstanding shares	2.00%
Weighted average price (in Dollars per share)		$ 7.5	$ 7.5
Total issued and outstanding capital stock rate			1.00%
2024 Omnibus Incentive Plan [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares			50,000
Granted date			12 months
2024 Omnibus Incentive Plan One [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares			50,000
Granted date			24 months
2024 Omnibus Incentive Plan Two [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares			50,000
Granted date			35 months